Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	14.56%	9.71%		6.21%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	20.89%	11.12%		7.02%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	18.20%	10.19%	7.06%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	20.59%	10.84%		6.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%		13.38%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	27.76%	10.69%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%		13.38%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	27.76%	10.69%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.19%
60% S&P 500/40% Bloomberg Capital Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg Capital Aggregate Blend
Average Annual Return, Percent	25.98%	9.78%	8.73%